IMPAIRMENTS AND IMPAIRMENT REVERSALS (Tables)	12 Months Ended
Dec. 31, 2019
Impairment Of Assets [Abstract]
Mineral property impairments
For the year ended December 31, 2018, the Company's net impairment expense in respect of the following CGUs was as follows:

	2018
	Operating mining properties	Non-operating mining properties	Goodwill (i)	Total
Brio Gold	$103.0	$78.0	$—	$181.0
Gualcamayo	—	75.0	—	75.0
Jacobina	(150.0)	—	—	(150.0)
Minera Florida	151.0	—	—	151.0
Canadian Malartic	—	—	45.0	45.0
Net impairment loss	$104.0	$153.0	$45.0	$302.0
(i)The goodwill impairment pertaining to Canadian Malartic and is included in the impairment of operating mines line in the consolidated statement of operations.